ORGANIZATION, BACKGROUND AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BACKGROUND AND SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION, BACKGROUND AND SIGNIFICANT ACCOUNTING POLICIES
Organization and Background
BRT Realty Trust (“BRT” or the “Trust”) is a business trust organized in Massachusetts. BRT owns, operates and develops multi‑family properties and owns and operates other assets, including real estate and a real estate loan.
Generally, the multi‑family properties are acquired with venture partners in transactions in which the Trust contributes 80% of the equity. At September 30, 2016, the Trust owns 33 multi-family properties with 9,420 units located in 10 states (including 271 units at a property under construction and 350 units at a property in the lease up stage). At September 30, 2016, the net book value of the multi-family assets (including real estate assets held for sale) was $783,084,000.
The Trust also owns and operates various other real estate assets. At September 30, 2016, the net book value of the other real estate assets was $29,989,000, including a real estate loan of $19,500,000.
BRT conducts its operations to qualify as a real estate investment trust, or REIT, for Federal income tax purposes.
Principles of Consolidation
The consolidated financial statements include the accounts and operations of BRT Realty Trust, its wholly owned subsidiaries, and its majority owned or controlled real estate entities and its interests in variable interest entities in which the Trust is determined to be the primary beneficiary. Material intercompany balances and transactions have been eliminated.
The Trust's consolidated joint ventures that own multi-family properties were determined to be VIE's because the voting rights of some equity investors are not proportional to their obligations to absorb the expected losses of the entity and their right to receive the expected residual returns. It was determined that the Trust is the primary beneficiary of these joint ventures because it has a controlling financial interest in that it has the power to direct the activities of the VIE that most significantly impact the entity's economic performance and it has the obligation to absorb losses of the entity and the right to receive benefits from the entity that could potentially be significant to the VIE.
The joint venture that owns a property in Dallas, TX was determined not to be a VIE but is consolidated because the Trust has substantive participating rights in the entity.
With respect to its unconsolidated joint ventures, as (i) the Trust is primarily the managing member but does not exercise substantial operating control over these entities or the Trust is not the managing member and (ii) such entities are not VIEs, the Trust has determined that such joint ventures should be accounted for under the equity method of accounting for financial statement purposes.
Certain items on the consolidated financial statements for the prior years have been reclassified to conform with the current year's presentation, including the reclassification of the operations and related assets of the Newark Joint Venture to discontinued operations and the reclassification of deferred loan costs on the consolidated balance sheets from assets to a reduction of the carrying amount of mortgage payable.
Income Tax Status
The Trust qualifies as a real estate investment trust under sections 856-860 of the Internal Revenue Code of 1986, as amended. The Trustees may, at their option, elect to operate the Trust as a business trust not qualifying as a real estate investment trust.
The Trust will not be subject to federal, and generally state and local taxes on amounts it distributes to shareholders, provided it distributes 90% of its taxable income and meets other conditions. The Trust currently has net operating loss carryforwards which it can use to reduce taxable income. Use of the net operating loss carryforward is subject to an alternative minimum tax.

NOTE 1—ORGANIZATION, BACKGROUND AND SIGNIFICANT ACCOUNTING POLICIES (continued)
In accordance with Accounting Standards Codification ("ASC") Topic 740 - "Income Taxes", the Trust believes that it has appropriate support for the income tax positions taken and, as such, does not have any uncertain tax positions that, if successfully challenged, could result in a material impact on the Trust's financial position or results of operations. The Trust's income tax returns for the previous six years are subject to review by the Internal Revenue Service.
Revenue Recognition
Rental revenue from multi-family properties is recorded when due from residents and is recognized monthly as it is earned. Rental payments are due in advance. Leases on residential properties are generally for terms that do not exceed one year.
Rental revenue from commercial properties, including the base rent that each tenant is required to pay in accordance with the terms of their respective leases, net of any rent concessions and lease incentives, is reported on a straight-line basis over the non-cancellable term of the lease.
Real Estate Properties
Real estate properties are stated at cost, net of accumulated depreciation, and include real property acquired through acquisition, development or foreclosure.
The Trust assesses the fair value of real estate acquired (including land, buildings and improvements, and identified intangibles such as above and below market leases and acquired in-place leases, if any) and acquired liabilities and allocates the acquisition price based on these assessments. Depreciation for multi-family properties is computed on a straight-line basis over an estimated useful life of 30 years. Intangible assets (and liabilities) are amortized over the remaining life of the related leases at the time of acquisition and is usually less than one year. . Expenditures for maintenance and repairs are charged to operations as incurred.
Real estate is classified as held for sale when management has determined that it has met the applicable criteria. Real estate assets that are expected to be disposed of are valued at the lower of their carrying amount or their fair value less costs to sell on an individual asset basis. Real estate classified as held for sale is not depreciated.
The Trust accounts for the sale of real estate when title passes to the buyer, sufficient equity payments have been received, there is no continuing involvement by the Trust and there is reasonable assurance that the remaining receivable, if any, will be collected.
Real Estate Asset Impairments
The Trust reviews each real estate asset owned, including investments in real estate ventures, to determine if there are indicators of impairment. If such indicators are present, the Trust determines whether the carrying amount of the asset can be recovered. Recognition of impairment is required if the undiscounted cash flows estimated to be generated by the asset are less than the asset's carrying amount and that carrying amount exceeds the estimated fair value of the asset. In evaluating a property for impairment, various factors are considered, including estimated current and expected operating cash flow from the property during the projected holding period, costs necessary to extend the life or improve the asset, expected capitalization rates, projected stabilized net operating income, selling costs, and the ability to hold and dispose of such real estate in the ordinary course of business. Valuation adjustments may be necessary in the event that effective interest rates, rent-up periods, future economic conditions, and other relevant factors vary significantly from those assumed in valuing the property. If future evaluations result in a decrease in the value of the property below its carrying value, the reduction will be recognized as an impairment charge. The fair values related to the impaired real estate assets are considered to be a level 3 valuation within the fair value hierarchy.
Fixed Asset Capitalization
A variety of costs may be incurred in the development of the Trust's properties. After a determination is made to capitalize a cost, it is allocated to the specific project that is benefited. The costs of land and building under development include specifically identifiable costs. The capitalized costs include pre-construction costs essential to the development of the property, development costs, construction costs, interest costs, real estate taxes, and other costs incurred during the period of development. A construction project is considered substantially completed when it is available for occupancy, but no later than

NOTE 1—ORGANIZATION, BACKGROUND AND SIGNIFICANT ACCOUNTING POLICIES (continued)
one year from cessation of major construction activity. The Trust ceases capitalization when the project is available for occupancy.
Equity Based Compensation
Compensation expense for grants of restricted stock and restricted stock units ("RSUs") are amortized over the vesting period of such awards, based upon the estimated fair value of such award at the grant date. The deferred compensation related to the RSUs to be recognized as expense is net of certain and performance assumptions which are re-evaluated quarterly. For accounting purposes, the restricted shares are not included in the outstanding shares shown on the consolidated balance sheets until they vest; however, they are included in the calculation of both basic and diluted earnings per share as they participate in the earnings of the Trust.
Derivatives and Hedging Activities
The Trust's objective in using derivative financial instruments is to manage interest rate risk related to variable rate debt. The Trust does not use derivatives for trading or speculative purposes. The Trust records all derivatives on its consolidated balance sheets at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Trust has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows are considered cash flow hedges. For derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivative is initially reported in accumulated other comprehensive income (loss) and subsequently reclassified to earnings in the period in which the hedge transaction affects earnings. The ineffective portion of changes in the fair value of the derivative is recognized directly in earnings. For derivatives not designated as cash flow hedges, changes in the fair value of the derivative are recognized directly in earnings in the period in which they occur.
Per Share Data
Basic earnings (loss) per share is determined by dividing net income (loss) applicable to common shareholders for the applicable year by the weighted average number of shares of beneficial interest outstanding during such year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue shares of beneficial interest were exercised or converted into shares of beneficial interest or resulted in the issuance of shares of beneficial interest that share in the earnings of the Trust. Diluted earnings (loss) per share is determined by dividing net income (loss) applicable to common shareholders for the applicable year by the sum of the weighted average number of shares of beneficial interest outstanding plus the dilutive effect of the Trust's unvested restricted stock using the treasury stock method.
Cash Equivalents
Cash equivalents consist of highly liquid investments; primarily direct United States treasury obligations with maturities of three months or less when purchased.
Restricted Cash
Restricted cash consists of cash held for construction costs and property improvements at specific properties as may be required by contractual arrangements.
Deferred Costs
Fees and costs incurred in connection with multi-family property financings are deferred and amortized over the term of the related debt obligations. Fees and costs paid related to the successful negotiation of commercial leases are deferred and amortized on a straight-line basis over the terms of the respective leases.

NOTE 1—ORGANIZATION, BACKGROUND AND SIGNIFICANT ACCOUNTING POLICIES (continued)
Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Segment Reporting
The Trust operates in two reportable segments: (i) multi-family real estate; and (ii) other real estate assets. The multi-family real estate segment includes the ownership, operation and development of the Trust's multi-family properties and the other real estate segment includes all activities related to the ownership, operation and disposition of the Trust's other real estate assets.
New Pronouncements
In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP.

The standard is effective for annual periods beginning after December 15, 2017, and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures). We are currently evaluating the impact of our pending adoption of ASU 2014-09 on our consolidated financial statements and have not yet determined the method by which we will adopt the standard in 2018.

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis, which amends the current consolidation guidance, including introducing a separate consolidation analysis specific to limited partnerships and other similar entities. Under this analysis, limited partnerships and other similar entities will be considered a VIE unless the limited partners hold substantive kick-out rights or participating rights. The guidance is effective for annual and interim periods beginning after December 15, 2015, with early adoption permitted. The Trust has not elected early adoption and is evaluating the new guidance to determine the impact it may have on its consolidated financial statements.

In April 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-03 Interest - Imputation of Interest, which amends the balance sheet presentation for debt issuance costs. Under the amended guidance, a company will present unamortized debt issuance costs as a direct deduction from the carrying amount of that debt liability. The guidance is to be applied on a retrospective basis, and is effective for annual reporting periods beginning after December 15, 2015, with early adoption being permitted. The Trust elected early adoption for the fiscal year ended September 30, 2016, and its adoption did not have a material effect on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which requires all excess tax benefits or deficiencies to be recognized as income tax expense or benefit in the income statement. In addition, excess tax benefits should be classified along with other income tax cash flows as an operating activity in the statement of cash flows. Application of the standard is required for the annual and interim periods beginning after December 15, 2016. Early adoption is permitted. The Trust is currently evaluating the impact of this new standard on our consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force), which provides specific guidance on eight cash flow classification issues and how to reduce diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The effective date of the standard will be fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, and early adoption is permitted. The Trust is currently evaluating the new guidance to determine the impact, if any, it may have on its consolidated financial statements.